CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (30,084)	$ 19,920	$ (53)
OTHER COMPREHENSIVE INCOME (LOSS)
Change in net unrealized gains (losses) on marketable securities	(63)	100	130
Less: reclassification adjustment for net losses (gains) included in net income	(730)	291	419
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(793)	391	549
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (30,877)	$ 20,311	$ 496